CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial assets

	At December 31,
	2017	2016
	(€ thousand)
Financial derivatives	11,686	10,388
Other financial assets	3,997	5,888
Current financial assets	15,683	16,276

Disclosure of derivative financial instruments
The following table sets further the analysis of derivative assets and liabilities at December 31, 2017 and 2016.

	At December 31,
	2017		2016
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedge:
Foreign currency forwards	8,848	(1,136)	8,160	(39,580)
Total cash flow hedges	8,848	(1,136)	8,160	(39,580)
Other foreign exchange derivatives	1,729	(308)	1,548	(58)
Interest rate caps	1,109	—	680	—
Total	11,686	(1,444)	10,388	(39,638)
Other foreign exchange derivatives relate to foreign currency forwards which do not meet the requirements to be recognized as cash flow hedges. Interest rate caps relate to derivative instruments we are required to enter into as part of certain of our securitization agreements.
The following tables provide an analysis by foreign currency and due date of outstanding derivative financial instruments based on their fair value and notional amounts:

	At December 31, 2017
	Fair value due within one year	Total fair value	Notional amount due within one year	Total notional amount
	(€ thousand)
Currencies:
U.S. Dollar	2,637	2,637	114,317	114,317
Pound Sterling	510	510	110,032	110,032
Chinese Yuan	(97)	(97)	18,095	18,095
Swiss Franc	1,999	1,999	43,552	43,552
Japanese Yen	4,402	4,402	81,890	81,890
Other(1)	791	791	95,738	95,738
Total amount	10,242	10,242	463,624	463,624
______________________________
(1)    Other mainly includes the Australian Dollar, the Hong Kong Dollar and the Canadian Dollar.

	At December 31, 2016
	Fair value due within one year	Total fair value	Notional amount due within one year	Total notional amount
	(€ thousand)
Currencies:
U.S. Dollar	(33,758)	(33,758)	788,274	788,274
Pound Sterling	3,668	3,668	106,056	106,056
Chinese Yuan	(125)	(125)	19,917	19,917
Swiss Franc	(476)	(476)	47,923	47,923
Japanese Yen	2,835	2,835	91,854	91,854
Other(1)	(1,394)	(1,394)	74,822	74,822
Total amount	(29,250)	(29,250)	1,128,846	1,128,846
______________________________
(1)    Other mainly includes the Australian Dollar, the Hong Kong Dollar and the Canadian Dollar

Disclosure of reclassified gain/loss from other comprehensive income/(loss) to the consolidated income statement
The Group reclassified gains and losses, net of the tax effect, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Net revenues/(costs)	19,724	(69,368)	(145,095)
Net financial expenses	—	—	(23,745)
Income tax (expense)/benefit	(5,503)	19,354	53,016
Total recognized in the consolidated income statement	14,221	(50,014)	(115,824)